Non-current assets held for sale - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2023
Sale of Manufacturing Facilities
Disclosure of analysis of single amount of discontinued operations [line items]
Issuance of promissory note related to non current asset held for sale which were sold	$ 20.0
Sale of Manufacturing Facilities | Buyer Parent
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of Interest rate of promissory Notes	8.00%
Percentage addition of promissory note in interest rate each year	2.00%
Sale of Manufacturing Facilities | Ogden Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase price received	$ 86.5
Received sales price consideration in cash	52.0
Consideration received	72.0
Consideration received in the form of promissory note	20.0
Consideration received in the form of shared assets	14.5
Sale of Manufacturing Facilities | DFW Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase price received	16.1
Consideration received in the form of shared assets	2.5
Impairment charge related to capital expenditures		$ 13.9
Impairment charge related to shared assets		$ 2.5
Sale of Manufacturing Facilities | YYF Transaction
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase price received	102.6
Form of Credit Toward Future Use of Shared Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase price received	$ 13.6